DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about hedging instruments
The net fair values of derivative financial instruments at December 31, 2021 and 2020 were as follows:

	As of December 31,
	2021	2020

Contracts with positive fair value
Foreign exchange contracts	4,353	1,572

	4,353	1,572

Contracts with negative fair value
Interest rate swap contracts	(163)	(523)
Foreign exchange contracts	(1,726)	(5,835)

	(1,889)	(6,358)
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges
	Gross amount	Income tax	Total

At December 31, 2019	(72)	23	(49)

(Decrease) / Increase	(454)	136	(318)
Reclassification to income statement	188	(56)	132

At December 31, 2020	(338)	103	(235)

(Decrease) / Increase	—	—	—
Reclassification to income statement	278	(83)	195

At December 31, 2021	(60)	20	(40)
The net fair values of the exchange rate derivative contracts as of December 31, 2021 and 2020 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2021	2020

EUR/$	Forward - Buy EUR	47.1 million EUR	245	1,572
COP/$	ND Forward - Sell COP	337.3 billion COP	4,038	(5,835)
EUR/$	Forward - Sell EUR	3.0 million EUR	70	—
ARS/$	ND Forward - Buy ARS	10.9 billion ARS	(1,726)	—

			2,627	(4,263)
COP: Colombian pesos; EUR: Euros; $: U.S. dollars; ARS: Argentine pesos.